SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2019	Jul. 31, 2018
Accounting Policies [Abstract]
Schedule of foreign currency translations
	Nine months ended	Year ended	Nine months ended
	April 30,	July 31,	April 30,
	2019	2018	2018
Spot MYR: USD exchange rate	$0.2417	$0.2460		$0.2550
Average MYR: USD exchange rate	$0.2443	$0.2489		$0.2562
Spot NTD: USD exchange rate	$0.0323	$0.0326	$	n/a
Average NTD: USD exchange rate	$0.0324	$0.0330	$	n/a
Spot IDR: USD exchange rate	$0.000070	$0.000069	$	n/a
Average IDR: USD exchange rate	$0.000069	$0.000072	$	n/a
Spot VND: USD exchange rate	$0.000043	$ n/a	$	n/a
Average VND: USD exchange rate	$0.000043	$ n/a	$	n/a

	July 31,	July 31,
	2018	2017

Spot MYR: USD exchange rate	$0.2460	n/a
Average MYR: USD exchange rate	$0.2489	n/a
Spot NTD: USD exchange rate	$0.0326	n/a
Average NTD: USD exchange rate	$0.0330	n/a
Spot IDR: USD exchange rate	$0.000069	n/a
Average IDR: USD exchange rate	$0.000072	n/a